Summary of significant accounting policies (Details Textual) ₪ in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2019 ILS (₪)	Jun. 30, 2018 ARS ($)	Jun. 30, 2017 ARS ($)
Summary of Significant Accounting Policies (Textual)
Accumulated inflation rate, description	The standard details a series of factors to be considered, including the existence of an accumulated inflation rate in three years that is approximate or exceeds 100%. Accumulated inflation in Argentina in the last three years is over 100%.
Associates voting rights, description	Associates are all entities over which the Group has significant influence but not control, usually representing an interest between 20% and at least 50% of the voting rights.
Argentine peso suffered, description	During the year ended June 30, 2019 and 2018, the Argentine peso suffered a decrease in its value compared to the US dollar and other currencies close to 45% and 73%, respectively
Prior year reclassifications | $		$ 333	$ 439
Percentage of voting performance	47.20%
Description of presentation currency	As of June 30, 2019 and 2018, the exchange rate between the argentine peso and the NIS was Ps. 11.93 and Ps. 7.89 per NIS respectively.
Statutory asset tax rate	1.00%
Minimum presumed income tax payable period	10 years
NIS [Member]
Summary of Significant Accounting Policies (Textual)
Cumulative translation reserve includes negative amount | ₪	₪ 200